OPERATING LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Leases [Abstract]
OPERATING LEASES

The Company signed a lease for new office space on December 1, 2011 at an approximate rent of $5,000 per month. The new offices are in Rochester, Michigan. The lease is for three years with an option to renew for an additional two years at approximately $5,200 per month with six months advance notice to exercise the option. Minimum annual rent is as follows for the initial term of the lease:

Year ended December 31, 2014	$55,542
Total lease commitment	$55,542

The Company signed a lease for new office space on December 1, 2011 at an approximate rent of $5,000 per month. The new offices are in Rochester, Michigan. The lease is for three years with an option to renew for an additional two years at approximately $5,200 per month with six months advance notice to exercise the option. Minimum annual rent is as follows for the initial term of the lease:

Year ended December 31, 2014	$55,542
Total lease commitment	$55,542